Software and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Capitalized costs related to software, equipment, and leaseholds	$ 9.9	$ 11.8	$ 13.6
Depreciation and amortization	$ 11.5	$ 11.9	$ 11.2